UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 8.4%
38,760	Bayerische Motoren Werke AG	$3,503,616
69,044	JC Decaux SA	2,305,495
267,375	Melia Hotels International SA	3,657,338
14,265	Naspers Ltd. - Class N	3,596,832
271,700	Panasonic Corp.	3,663,718
29,100	Shimano, Inc.	4,270,269
		20,997,268
Consumer Staples - 8.8%
49,400	Kao Corp.	3,765,346
59,110	Reckitt Benckiser Group PLC	4,856,759
51,800	Shiseido Company Ltd.	4,110,640
72,900	Sundrug Company Ltd.	2,953,289
115,345	Unilever NV - NYRS	6,427,023
		22,113,057
Energy - 4.3%
134,180	Equinor ASA - ADR	3,543,694
543,253	Origin Energy Ltd. (1)	4,029,389
163,739	Repsol SA	3,196,047
		10,769,130
Financials - 20.0%
613,650	AIA Group Ltd.	5,345,758
132,500	AXA SA	3,237,479
1,299,300	Barclays PLC	3,211,522
560	HSBC Holdings PLC - ADR	26,398
552,520	ING Groep NV	7,931,171
82,000	Julius Baer Gruppe AG	4,802,860
44,710	Macquarie Group Ltd.	4,074,702
5,900	Mitsubishi UFJ Financial Group, Inc.	33,423
395,800	ORIX Corp.	6,238,641
19,613,400	PT Bank Rakyat Indonesia (Persero) Tbk.	3,879,353
84,185	Sampo Oyj - Class A	4,099,873
455,440	Standard Chartered PLC	4,136,946
276,645	Svenska Handelsbanken AB - Class A	3,063,968
		50,082,094
Health Care - 12.5%
300	Astellas Pharma, Inc.	4,566
113,050	Hoya Corp.	6,413,212
83,890	Koninklijke Philips NV	3,554,254
69,136	Novartis AG - ADR	5,222,533
101,395	Novo Nordisk A/S - Class B	4,683,492
275,185	Roche Holding Ltd. - ADR	7,603,361
97,722	Smith & Nephew PLC - ADR	3,667,507
		31,148,925

Industrials - 14.3%
228,745	Assa Abloy AB	4,852,048
114,676	Atlas Copco AB - Class B	2,987,518
60,200	Daikin Industries	7,194,688
85,209	Ferguson PLC	6,894,079
210,200	Kubota Corp.	3,299,075
9,900	Kubota Corp. - ADR	777,150
67,685	Schneider Electric SE	5,629,149
49,220	Spirax-Sarco Engineering PLC	4,220,788
		35,854,495
Information Technology - 11.5%
19,545	Alibaba Group Holding Ltd. - ADR(1)	3,626,184
32,095	ams AG	2,380,169
14,068	ASML Holding NV - NYRS	2,785,042
145,975	Infineon Technologies AG	3,707,959
6,300	Keyence Corp.	3,553,292
43,150	SAP SE - ADR	4,990,729
95,115	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,477,404
41,100	TDK Corp.	4,184,919
		28,705,698
Materials - 8.8%
27,030	Air Liquide SA	3,388,085
40,950	Covestro AG	3,639,788
70,996	Croda International PLC	4,485,318
66,100	Novozymes A/S - Class B	3,343,222
57,060	Sociedad Quimica y Minera de Chile SA - ADR	2,741,733
78,315	Umicore SA	4,470,807
		22,068,953
Real Estate - 2.2%
1,418,000	Hang Lung Properties Ltd.	2,912,678
53,660	Vonovia SE	2,550,429
		5,463,107
Telecommunication Services - 3.6%
225,085	Deutsche Telekom AG	3,478,560
71,900	Nippon Telegraph & Telephone Corp.	3,266,274
1,035,000	Singapore Telecommunications Ltd.	2,336,821
		9,081,655
Utilities - 1.4%
1,494	National Grid PLC	16,510
57,225	Orsted A/S	3,457,600
1,074	Veolia Environnement SA	22,951
		3,497,061

TOTAL COMMON STOCKS
(Cost $196,578,683)		239,781,443

PREFERRED STOCKS - 1.6%
Consumer Staples - 1.6%
31,435	Henkel AG & Company KGaA	4,011,071

TOTAL PREFERRED STOCKS
(Cost $2,445,422)		4,011,071

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
4,046,442	First American Treasury Obligations Fund - Class X, 1.767% (2)	4,046,442

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,046,442)		4,046,442

TOTAL INVESTMENTS - 99.0%
(Cost $203,070,547)		247,838,956
Other Assets in Excess of Liabilities - 1.0%		2,609,958
NET ASSETS - 100.0%		$250,448,914

ADR	American Depository Receipt
NYRS	New York Registry Shares
(1)	Non-income producing security
(2)	Seven-day yield as of June 30, 2018

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Country Allocation as of June 30, 2018 (Unaudited)

Country	% of Net Assets(1)
Japan	21.5%
Germany	10.3%
United Kingdom	12.6%
Netherlands	8.3%
Switzerland	7.0%
France	5.8%
Denmark	4.6%
Sweden	4.4%
Hong Kong	3.3%
Australia	3.2%
Spain	2.7%
Belgium	1.8%
Finland	1.6%
Indonesia	1.6%
China	1.5%
South Africa	1.4%
United States	1.4%
Taiwan	1.4%
Chile	1.1%
Austria	1.0%
Singapore	0.9%

(1)Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$-	$20,997,268	$-	$20,997,268
Consumer Staples	6,427,023	15,686,034	-	23,113,057
Energy	3,543,694	7,225,436	-	10,769,130
Financials	26,399	50,055,695	-	50,082,094
Health Care	16,493,402	14,655,523	-	31,148,925
Industrials	777,150	35,077,345	-	35,854,495
Information Technology	14,879,359	13,826,339	-	28,705,698
Materials	2,741,733	19,327,220	-	22,068,953
Real Estate	-	5,463,107	-	5,463,107
Telecommunications Service	-	9,081,655	-	9,081,655
Utilities	-	3,497,061	-	3,497,061
Total Common Stocks	44,888,760	194,892,683	-	239,781,443
Preferred Stocks
Consumer Staples	-	4,011,071	-	4,011,071
Total Preferred Stocks	-	4,011,071	-	4,011,071
Short-Term Investments	4,046,442	-	-	4,046,442
Total Investments in Securities	$48,935,202	$198,903,754	$-	$247,838,956

There were no transfers into or out of Levels 1, 2 or 3 at June 30, 2018. It is the Fund's policy to recognize transfers at the end of each reporting period.

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 11.0%
2,340	Advance Auto Parts, Inc.	$317,538
320	Booking Holdings, Inc. (1)	648,669
1,895	Ford Motor Company	20,978
3,980	Home Depot, Inc.	776,498
80	Lowe's Companies, Inc.	7,646
2,935	Mohawk Industries, Inc. (1)	628,882
2,665	PVH Corp.	399,004
4,270	Royal Caribbean Cruises Ltd.	442,372
110	VF Corp.	8,967
5,745	Walt Disney Company	602,133
		3,852,687
Consumer Staples - 6.2%
5,180	Colgate-Palmolive Company	335,716
2,675	Costco Wholesale Corp.	559,021
100	CVS Health Corp.	6,435
3,855	The Estee Lauder Companies, Inc. - Class A	550,070
9,430	Mondelez International, Inc. - Class A	386,630
2,915	PepsiCo, Inc.	317,356
		2,155,228
Energy - 6.0%
130	Apache Corp.	6,077
6,640	Cimarex Energy Company	675,554
148	Enbridge, Inc.	5,282
7,155	EOG Resources, Inc.	890,297
19,980	Equinor ASA - ADR	527,672
		2,104,882
Financials - 13.6%
2,530	Aon PLC	347,040
13,355	Citizens Financial Group, Inc.	519,509
3,470	CME Group, Inc. - Class A	568,802
14,815	Fifth Third Bancorp	425,191
15,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	312,050
12,015	JP Morgan Chase & Company	1,251,963
9,635	Morgan Stanley	456,699
5,480	Northern Trust Corp.	563,837
2,395	PNC Financial Services Group, Inc.	323,565
		4,768,656
Health Care - 13.4%
4,785	Baxter International, Inc.	353,325
1,684	Biogen, Inc. (1)	488,764
7,205	Bristol-Myers Squibb Company	398,725
4,945	Danaher Corp.	487,973
155	Gilead Sciences, Inc.	10,980
5,460	Johnson & Johnson	662,516
11,345	Merck & Company, Inc.	688,642

8,500	Novo Nordisk A/S - ADR	392,020
960	Regeneron Pharmaceuticals, Inc. (1)	331,190
2,130	UnitedHealth Group, Inc.	522,574
1,790	Waters Corp. (1)	346,526
		4,683,235
Industrials - 9.9%
3,055	3M Company	600,980
3,605	Carlisle Companies, Inc.	390,457
4,100	Cummins, Inc.	545,300
5,055	Emerson Electric Company	349,503
8,410	HD Supply Holdings, Inc. (1)	360,705
4,810	Kansas City Southern	509,667
2,247	Snap-on, Inc.	361,138
6,705	Southwest Airlines Company	341,150
		3,458,900
Information Technology - 26.4%
9	Alphabet, Inc. - Class A (1)	10,163
1,534	Alphabet, Inc. - Class C (1)	1,711,407
6,400	Analog Devices, Inc.	613,888
11,195	Apple, Inc.	2,072,306
8,055	Applied Materials, Inc.	372,060
3,725	Cognizant Technology Solutions - Class A	294,238
4,390	Facebook, Inc. - Class A (1)	853,065
17,195	Microsoft Corp.	1,695,599
10,585	Oracle Corp.	466,375
1,780	Universal Display Corp.	153,080
7,610	Visa, Inc. - Class A	1,007,945
		9,250,126
Materials - 5.1%
6,400	Albemarle Corp.	603,712
3,605	AptarGroup, Inc.	336,635
3,200	Ecolab, Inc.	449,056
85	International Flavors & Fragrances, Inc.	10,536
3,715	PPG Industries, Inc.	385,357
		1,785,296
Real Estate - 2.6%
3,670	Crown Castle International Corp. - REIT	395,699
35	Simon Property Group, Inc. - REIT	5,957
14,060	Weyerhaeuser Co. - REIT	512,628
		914,284
Telecommunication Services - 2.6%
18,045	Verizon Communications, Inc.	907,844

Utilities - 2.4%
4,115	American Water Works Company, Inc.	351,339
9,215	Avangrid, Inc.	487,750
		839,089

TOTAL COMMON STOCKS
(Cost $25,843,552)		34,720,227

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
120,322	First American Treasury Obligations Fund - Class X, 1.767% (2)	120,322

TOTAL SHORT-TERM INVESTMENTS		120,322
(Cost $120,322)

TOTAL INVESTMENTS - 99.5%
(Cost $25,963,874)		34,840,549
Other Assets in Excess of Liabilities - 0.5%		161,290
NET ASSETS - 100.0%		$35,001,839

ADR	American Depositary Receipt
REIT	Real Estate Invesmtent Trust
(1)	Non-income producing security
(2)	Seven-day yield as of June 30, 2018

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Service, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,720,227	$-	$-	$34,720,227
Short-Term Investments	120,322	-	-	120,322
Total Investments in Securities	$34,840,549	$-	$-	$34,840,549

There were no transfers into or out of Levels 1, 2 or 3 at June 30, 2018. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
                                            Elaine E. Richards
                                            President/Principal Executive Officer

Date                                                August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards
                                              President/Principal Executive Officer

Date                                                August 27, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich
                                             Treasurer/Principal Financial Officer

Date                                                August 27, 2018

* Print the name and title of each signing officer under his or her signature.